Schedule of Concentration Risk of Gross Accounts Receivable From Owned Fleet (Detail) - Accounts Receivable - Customer Concentration Risk	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Customer A
Concentration Risk [Line Items]
Percentage of lease rental income	35.30%	30.30%
Customer B
Concentration Risk [Line Items]
Percentage of lease rental income	7.70%	10.30%
Customer C
Concentration Risk [Line Items]
Percentage of lease rental income	17.80%	12.90%